Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Net (loss) for the year	$ (8,069,402)	$ (6,706,407)
Adjustment for items not affecting cash:
Depreciation	79,868	63,454
Amortization of intangible assets	550,080	0
Interest expense	41,934	7,697
Share-based compensation expense	844,162	1,495,837
Shares issued for services	157,788	169,700
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(6,395,570)	(4,969,719)
Changes in non-cash working capital items:
Accounts receivable	(377,413)	0
Prepaid expenses and other receivables	20,525	(73,314)
Due from related parties	22,714	35
Inventory	(39,370)	0
Accounts payable	(375,572)	112,129
Accrued liabilities	18,674	183,033
Customer advances	35,075	0
Deferred Revenue	98,624	0
Net cash used in operating activities	(6,992,313)	(4,747,836)
Investing activities
Acquisition of equipment	(170,790)	(42,863)
Advances	0	(125,153)
Provision of a loan receivable	0	(379,908)
Net cash used in investing activities	(170,790)	(547,924)
Financing activities
Proceeds from issuance of shares, net of issue costs	0	4,552,409
Cash received on acquisition	266,635	0
Exercise of warrants	40,195	0
Proceeds from convertible loans	2,000,000	0
Proceeds from the exercise of options	18,166	0
Net cash provided by financing activities	2,324,996	4,552,409
Net increase in cash and cash equivalents for the year	(4,838,107)	(743,351)
Cash and cash equivalents, beginning of year	5,381,757	6,125,108
Cash and cash equivalents, end of year	543,650	$ 5,381,757
Assets acquired and liabilities assumed:
Current assets, including cash of $266,635	478,843
Equipment	59,749
Intangible assets	5,580,704
Goodwill	22,308,275
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory Notes payable	(217,808)
Bionik advance	(1,436,164)
Non-cash consideration	$ 25,759,890